UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Funds Investor Services

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2014

WESTERN ASSET

VARIABLE HIGH INCOME PORTFOLIO

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Portfolio objectives

The Portfolio seeks to provide high current income as its primary objective. Its secondary objective is capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Variable High Income Portfolio for the six-month reporting period ended June 30, 2014. Please read on for Portfolio performance information and a detailed look at prevailing economic and market conditions during the Portfolio’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

July 31, 2014

II	Western Asset Variable High Income Portfolio

Investment commentary

Economic review

Since the end of the Great Recession, the U.S. economy has expanded at a slower than usual pace, compared to recent history. U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce’s revised figures, was 4.5% during the third quarter of 2013, its best reading since the fourth quarter of 2011. At the beginning of the six months ended June 30, 2014 (the “reporting period”), the severe winter weather of January and February played a key role in a sharp reversal in the economy, a 2.1% contraction during the first quarter of 2014. This was the first negative GDP report in three years. Negative contributions were widespread: private inventory investment, exports, state and local government spending, nonresidential and residential fixed investment. Thankfully, this setback was very brief, as the initial reading for second quarter GDP growth, released after the reporting period ended, was 4.0%, suggesting the recovery has some resilience and continues to recover from the severe consequences of the Great Recession. The second quarter rebound in GDP growth was driven by several factors, including increased private inventory investment and exports, as well as an acceleration in personal consumption expenditures and an upturn in state and local government spending.

The U.S. manufacturing sector continued to support the economy during the reporting period. Based on figures for the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, U.S. manufacturing expanded during all six months of the reporting period (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). After a reading of 56.5 in December 2013, the PMI fell to 51.3 in January 2014, its weakest reading since May 2013. However, the PMI moved up the next four months and was 55.4 in May 2014, and slipped to 55.3 in June, with fifteen of the eighteen industries within the PMI expanding.

The U.S. job market improved during the reporting period. When the period began, unemployment, as reported by the U.S. Department of Labor, was 6.6%. Unemployment then ticked up to 6.7% in February and held steady in March 2014. Unemployment then fell to 6.3% in April and was unchanged in May. The labor market then gathered additional momentum in June, as the unemployment rate fell to 6.1%, the lowest level since September 2008. However, falling unemployment during the period was partially due to a decline in the workforce participation rate, which was 62.8% from May through June 2014, matching the lowest level since 1978. The number of longer-term unemployed, however, declined, as 32.8% of the 9.5 million Americans looking for work in June 2014 had been out of work for more than six months. In contrast, 37.7% of the 10.4 million Americans looking for work in December 2013 had been out of work for more than six months.

Growth outside the U.S. generally improved in developed countries. In its April 2014 World Economic Outlook Update, released after the reporting period ended, the International Monetary Fund (“IMF”) stated that “Global activity has broadly strengthened and is expected to improve further in 2014–15, with much of the impetus coming from advanced economies.” From a regional perspective, the IMF anticipates 2014 growth will be 1.2% in the Eurozone, versus -0.5% in 2013. Economic activity in Japan is expected to be relatively stable, with growth of 1.4% in 2014, compared to 1.5% in 2013. After moderating in 2013, the IMF projects that overall growth in emerging market countries will improve somewhat in 2014, with growth of 4.9% versus 4.7% in 2013.

Western Asset Variable High Income Portfolio	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. At its meeting in December 2012, prior to the beginning of the reporting period, the Fed announced that it would continue purchasing $40 billion per month of agency mortgage-backed securities (“MBS”), as well as initially purchasing $45 billion per month of longer-term Treasuries. Following the meeting that concluded on December 18, 2013, the Fed announced that it would begin tapering its monthly asset purchases, saying “Beginning in January 2014, the Committee will add to its holdings of agency MBS at a pace of $35 billion per month rather than $40 billion per month, and will add to its holdings of longer-term Treasury securities at a pace of $40 billion per month rather than $45 billion per month.”

At each of the Fed’s next four meetings (January, March, April and June 2014), it announced further $10 billion tapering of its asset purchases. Finally, at its meeting that ended on July 30, 2014, after the reporting period ended, the Fed again cut its monthly asset purchases. Beginning in August, it will buy a total of $25 billion per month ($10 billion per month of agency MBS and $15 billion per month of longer-term Treasuries).

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2014?

A. Short-term Treasury yields moved higher, whereas long-term Treasury yields declined during the reporting period. When the reporting period began, the yield on the two-year Treasury was 0.38%. It fell as low as 0.30% in early February 2014, and was as high as 0.51% on June 17, 2014, before ending the period at 0.47%. The yield on the ten-year Treasury began the period at 3.04%, its peak for the period. The ten-year Treasury fell as low as 2.44% on May 28, 2014 and ended the period at 2.53%.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors generated positive results during the reporting period, rallying in January and February 2014, as investor demand was solid overall. The majority of spread sectors then modestly declined in March as interest rates moved higher. However, the reporting period ended on an upbeat note as the spread sectors generated positive results from April through June. The overall bond market, as measured by the Barclays U.S. Aggregate Indexv, gained 3.93% during the six months ended June 30, 2014.

Q. How did the high-yield bond market perform over the six months ended June 30, 2014?

A. The U.S. high-yield bond market was among the best performing spread sectors during the reporting period, gaining 5.46% for the six months ended June 30, 2014. The asset class, as measured by the Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexvi, posted positive returns during all six

IV	Western Asset Variable High Income Portfolio

months covered by the reporting period. Supporting the high yield market was generally solid investor demand and low defaults.

Q. How did the emerging markets debt asset class perform over the reporting period?

A. The asset class was volatile but generated extremely strong results during the six months ended June 30, 2014. The asset class weakened in January 2014, given renewed concerns about China’s economy and depreciating emerging market currencies. However, the asset class rallied sharply from February through June 2014 as investor demand was generally robust. Overall, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)vii gained 9.10% during the six months ended June 30, 2014.

Performance review

For the six months ended June 30, 2014, Western Asset Variable High Income Portfolio1 returned 5.40%. The Portfolio’s unmanaged benchmark, the Barclays U.S. Corporate High Yield — 2% Issuer Cap Index, returned 5.46% for the same period. The Lipper Variable High Yield Funds Category Average2 returned 4.72% over the same time frame.

Performance Snapshot as of June 30, 2014 (unaudited)
6 months
Western Asset Variable High Income Portfolio[1]	5.40%
Barclays U.S. Corporate High Yield — 2% Issuer Cap Index	5.46%
Lipper Variable High Yield Funds Category Average[2]	4.72%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Portfolio return assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The 30-Day SEC Yield for the period ended June 30, 2014 was 5.80%. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Portfolio’s investments over a 30-day period and not on the dividends paid by the Portfolio, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2014, the gross total annual operating expense ratio for the Portfolio was 0.74%.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2014, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 112 funds in the Portfolio’s Lipper category.

Western Asset Variable High Income Portfolio	V

Investment commentary (cont’d)

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

July 31, 2014

RISKS: As interest rates rise, bond prices fall, reducing the value of the Portfolio’s share price. High-yield bonds are rated below investment grade and carry more risk than higher-rated securities. Also, the Portfolio is subject to fluctuations in share price as interest rates rise and fall and is subject to certain risks of overseas investing, including currency fluctuations, differing securities regulations and periods of illiquidity, which could result in significant market fluctuations. These risks are magnified in emerging markets. The Portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Please see the Portfolio’s prospectus for a more complete discussion of these and other risks, and the Portfolio’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the U.S. manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

vii

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

VI	Western Asset Variable High Income Portfolio

Portfolio at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Portfolio’s investments as of June 30, 2014 and December 31, 2013 and does not include derivatives, such as swap contracts and forward foreign currency contracts. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

Western Asset Variable High Income Portfolio 2014 Semi-Annual Report	1

Portfolio expenses (unaudited)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2014 and held for the six months ended June 30, 2014.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
5.40%	$1,000.00	$1,054.00	0.75%	$3.82	5.00%	$1,000.00	$1,021.08	0.75%	$3.76

[1]	For the six months ended June 30, 2014.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total return does not reflect expenses associated with separate accounts such as administrative fee, account charges and surrender charges, which, if reflected, would reduce the total return. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2	Western Asset Variable High Income Portfolio 2014 Semi-Annual Report

Spread duration (unaudited)

Economic exposure — June 30, 2014

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Portfolio’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Barclays U.S. Corporate High Yield — 2% Issuer Cap Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
WA Var High	— Western Asset Variable High Income Portfolio

Western Asset Variable High Income Portfolio 2014 Semi-Annual Report	3

Effective duration (unaudited)

Interest rate exposure — June 30, 2014

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Portfolio’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Barclays U.S. Corporate High Yield — 2% Issuer Cap Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
WA Var High	— Western Asset Variable High Income Portfolio

4	Western Asset Variable High Income Portfolio 2014 Semi-Annual Report

Schedule of investments (unaudited)

June 30, 2014

Western Asset Variable High Income Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 88.6%
Consumer Discretionary — 16.6%
Auto Components — 0.3%
American Axle & Manufacturing Inc., Senior Notes	7.750%	11/15/19	130,000	$150,475
American Axle & Manufacturing Inc., Senior Notes	6.625%	10/15/22	80,000	88,000
Total Auto Components				238,475
Automobiles — 0.2%
Chrysler Group LLC/CG Co.-Issuer Inc., Secured Notes	8.250%	6/15/21	200,000	227,000
Distributors — 0.2%
LKQ Corp., Senior Notes	4.750%	5/15/23	240,000	237,840
Diversified Consumer Services — 0.4%
Service Corp. International, Senior Notes	7.500%	4/1/27	210,000	233,100
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Notes	7.875%	6/1/21	200,000	211,000	(a)
Total Diversified Consumer Services				444,100
Hotels, Restaurants & Leisure — 5.0%
24 Hour Holdings III LLC, Senior Notes	8.000%	6/1/22	130,000	130,000	(a)
Bossier Casino Venture Holdco Inc.	11.000%	2/9/18	51,147	51,311	(b)
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	387,264	382,888	(a)(b)(c)(d)
Burger King Capital Holdings LLC/Burger King Capital Finance Inc., Senior Notes, Step Bond	0.000%	4/15/19	110,000	102,300	(a)
Caesars Entertainment Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	160,000	147,200
Caesars Entertainment Operating Co. Inc., Senior Secured Notes	9.000%	2/15/20	190,000	159,837
Caesars Entertainment Operating Co. Inc., Senior Secured Notes	9.000%	2/15/20	20,000	16,750
Caesars Entertainment Resort Properties LLC, Secured Notes	11.000%	10/1/21	370,000	399,600	(a)
Carrols Restaurant Group Inc., Senior Secured Notes	11.250%	5/15/18	200,000	226,250
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	140,000	145,600	(a)
Downstream Development Quapaw, Senior Secured Notes	10.500%	7/1/19	220,000	238,150	(a)
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	160,000	164,000	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	5.625%	10/15/21	370,000	393,819	(a)
Hoa Restaurant Group LLC/Hoa Finance Corp., Senior Secured Notes	11.250%	4/1/17	360,000	381,600	(a)
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	360,000	383,400	(a)
Landry’s Inc., Senior Notes	9.375%	5/1/20	613,000	677,365	(a)
MCE Finance Ltd., Senior Notes	5.000%	2/15/21	270,000	274,050	(a)
Mohegan Tribal Gaming Authority, Senior Notes	9.750%	9/1/21	210,000	234,150

See Notes to Financial Statements.

Western Asset Variable High Income Portfolio 2014 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Variable High Income Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Paris Las Vegas Holding LLC/Harrah’s Las Vegas LLC/Flamingo Las Vegas Holding LLC, Senior Secured Notes	8.000%	10/1/20	140,000	$147,000	(a)
Seven Seas Cruises S de RL LLC, Senior Secured Notes	9.125%	5/15/19	480,000	526,200
Total Hotels, Restaurants & Leisure				5,181,470
Household Durables — 1.0%
Century Intermediate Holding Co. 2, Senior Notes	9.750%	2/15/19	340,000	364,225	(a)(c)
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	260,000	292,175
Woodside Homes Co. LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	340,000	348,500	(a)
Total Household Durables				1,004,900
Media — 6.4%
Altice SA, Senior Secured Notes	7.750%	5/15/22	470,000	502,900	(a)
Carmike Cinemas Inc., Secured Notes	7.375%	5/15/19	120,000	131,100
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	8.125%	4/30/20	200,000	217,000
Clear Channel Communications Inc., Senior Notes	10.000%	1/15/18	210,000	204,225	(a)
Clear Channel Worldwide Holdings Inc., Senior Notes	6.500%	11/15/22	100,000	107,250
Clear Channel Worldwide Holdings Inc., Senior Subordinated Notes	7.625%	3/15/20	80,000	86,000
CSC Holdings LLC, Senior Notes	6.750%	11/15/21	330,000	364,237
DISH DBS Corp., Senior Notes	6.625%	10/1/14	40,000	40,550
DISH DBS Corp., Senior Notes	7.875%	9/1/19	480,000	571,200
DISH DBS Corp., Senior Notes	5.875%	7/15/22	200,000	217,500
Gibson Brands Escrow Corp., Senior Secured Notes	8.875%	8/1/18	80,000	82,700	(a)
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	190,000	196,413	(a)
MDC Partners Inc., Senior Notes	6.750%	4/1/20	280,000	296,800	(a)
MediaNews Group Inc.	12.000%	12/31/18	200,000	200,000	(b)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	528,199	612,711	(a)(c)
Numericable Group SA, Senior Secured Bonds	6.000%	5/15/22	400,000	416,500	(a)
Ono Finance II PLC, Senior Bonds	10.875%	7/15/19	270,000	296,325	(a)
Regal Entertainment Group, Senior Notes	5.750%	3/15/22	170,000	177,225
Sinclair Television Group Inc., Senior Notes	5.375%	4/1/21	150,000	151,688
Univision Communications Inc., Senior Notes	8.500%	5/15/21	280,000	311,850	(a)
Univision Communications Inc., Senior Secured Notes	7.875%	11/1/20	330,000	364,650	(a)
Univision Communications Inc., Senior Secured Notes	6.750%	9/15/22	145,000	161,131	(a)
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	360,000	392,400	(a)
Virgin Media Secured Finance PLC, Senior Secured Bonds	5.500%	1/15/25	200,000	207,750	(a)
WMG Acquisition Corp., Senior Notes	6.750%	4/15/22	310,000	311,550	(a)
Total Media				6,621,655

See Notes to Financial Statements.

6	Western Asset Variable High Income Portfolio 2014 Semi-Annual Report

Western Asset Variable High Income Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Multiline Retail — 0.5%
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	450,000	$492,750	(a)(c)
Specialty Retail — 2.2%
American Greetings Corp., Senior Notes	7.375%	12/1/21	100,000	106,625
CST Brands Inc., Senior Notes	5.000%	5/1/23	360,000	361,800
Edcon Pty Ltd., Senior Secured Notes	9.500%	3/1/18	400,000	408,000	(a)
Guitar Center Inc., Senior Bonds	9.625%	4/15/20	560,000	526,400	(a)
Men’s Wearhouse Inc., Senior Notes	7.000%	7/1/22	110,000	114,400	(a)
New Academy Finance Co. LLC/New Academy Finance Corp., Senior Notes	8.000%	6/15/18	30,000	30,712	(a)(c)
Spencer Spirit Holdings Inc., Senior Notes	9.000%	5/1/18	430,000	441,653	(a)(c)
Spencer Spirit Holdings Inc./Spencer Gifts LLC/Spirit Halloween Superstores, Senior Notes	11.000%	5/1/17	280,000	297,850	(a)
Total Specialty Retail				2,287,440
Textiles, Apparel & Luxury Goods — 0.4%
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	210,000	218,400	(a)
William Carter Co., Senior Notes	5.250%	8/15/21	160,000	167,600	(a)
Total Textiles, Apparel & Luxury Goods				386,000
Total Consumer Discretionary				17,121,630
Consumer Staples — 3.5%
Beverages — 0.6%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	160,000	173,200	(a)
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	160,000	161,000
Crestview DS Merger Subordinated II Inc., Senior Secured Notes	10.000%	9/1/21	250,000	280,625	(a)
Total Beverages				614,825
Food & Staples Retailing — 0.3%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	330,000	324,638	(a)
Food Products — 2.0%
Dole Food Co. Inc., Senior Secured Notes	7.250%	5/1/19	270,000	273,712	(a)
H.J. Heinz Co., Secured Notes	4.250%	10/15/20	220,000	221,650
Hearthside Group Holdings LLC/Hearthside Finance Co., Senior Notes	6.500%	5/1/22	280,000	280,700	(a)
Land O’Lakes Capital Trust I, Junior Subordinated Bonds	7.450%	3/15/28	220,000	222,750	(a)
Simmons Foods Inc., Senior Secured Notes	10.500%	11/1/17	520,000	559,650	(a)
Sun Merger Sub Inc., Senior Notes	5.875%	8/1/21	320,000	339,200	(a)
Wells Enterprises Inc., Senior Secured Notes	6.750%	2/1/20	172,000	181,245	(a)
Total Food Products				2,078,907

See Notes to Financial Statements.

Western Asset Variable High Income Portfolio 2014 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Variable High Income Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Household Products — 0.2%
Spectrum Brands Inc., Senior Notes	6.375%	11/15/20	80,000	$86,400
Spectrum Brands Inc., Senior Notes	6.625%	11/15/22	150,000	162,938
Total Household Products				249,338
Media — 0.1%
SiTV LLC/SiTV Finance Inc., Senior Secured Notes	10.375%	7/1/19	60,000	61,800	(a)
Tobacco — 0.3%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	280,000	287,000
Total Consumer Staples				3,616,508
Energy — 17.9%
Energy Equipment & Services — 2.8%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	290,000	310,662
CGG, Senior Notes	6.500%	6/1/21	280,000	279,300
Exterran Partners LP/EXLP Finance Corp., Senior Notes	6.000%	10/1/22	90,000	91,800	(a)
FTS International Inc., Senior Secured Notes	6.250%	5/1/22	270,000	277,425	(a)
Hercules Offshore Inc., Senior Notes	10.250%	4/1/19	100,000	110,250	(a)
Hercules Offshore Inc., Senior Notes	7.500%	10/1/21	700,000	698,250	(a)
Hercules Offshore Inc., Senior Notes	6.750%	4/1/22	30,000	28,613	(a)
KCA Deutag UK Finance PLC, Senior Secured Notes	7.250%	5/15/21	210,000	218,400	(a)
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	220,000	229,900
Pacific Drilling SA, Senior Secured Notes	5.375%	6/1/20	260,000	256,100	(a)
Parker Drilling Co., Senior Notes	6.750%	7/15/22	230,000	240,350	(a)
Petroleum Geo-Services ASA, Senior Notes	7.375%	12/15/18	200,000	214,500	(a)
Total Energy Equipment & Services				2,955,550
Oil, Gas & Consumable Fuels — 15.1%
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	5.875%	4/15/21	420,000	451,500
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	6.125%	7/15/22	180,000	199,800
Antero Resources Finance Corp., Senior Notes	5.375%	11/1/21	100,000	104,125
Arch Coal Inc., Senior Notes	7.000%	6/15/19	340,000	259,250
Arch Coal Inc., Senior Notes	9.875%	6/15/19	270,000	231,525
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Senior Notes	4.750%	11/15/21	150,000	147,750
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Senior Notes	5.875%	8/1/23	250,000	255,625
Berry Petroleum Co., Senior Notes	6.375%	9/15/22	190,000	203,300
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	6.500%	4/15/21	190,000	194,750	(a)

See Notes to Financial Statements.

8	Western Asset Variable High Income Portfolio 2014 Semi-Annual Report

Western Asset Variable High Income Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	7.625%	1/15/22	150,000	$162,000
Carrizo Oil & Gas Inc., Senior Notes	7.500%	9/15/20	90,000	99,225
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	80,000	93,200
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	280,000	315,000
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., Senior Notes	6.375%	3/15/24	150,000	157,500
Comstock Resources Inc., Senior Notes	9.500%	6/15/20	280,000	320,600
Corral Petroleum Holdings AB, Senior Notes	15.000%	12/31/17	629,313	610,434	(a)(c)
Crestwood Midstream Partners LP, Senior Notes	6.125%	3/1/22	240,000	253,800	(a)
CVR Refining LLC/Coffeyville Finance Inc., Secured Notes	6.500%	11/1/22	240,000	254,400
Ecopetrol SA, Senior Notes	5.875%	9/18/23	130,000	146,250
El Paso Corp., Medium-Term Notes	7.750%	1/15/32	150,000	165,000
El Paso LLC, Senior Secured Notes	6.500%	9/15/20	90,000	100,125
EXCO Resources Inc., Senior Notes	8.500%	4/15/22	190,000	205,675
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	390,000	434,889	(a)
Halcon Resources Corp., Senior Notes	9.750%	7/15/20	90,000	98,663
Halcon Resources Corp., Senior Notes	8.875%	5/15/21	580,000	626,400
Hiland Partners LP/Hiland Partners Finance Corp., Senior Notes	7.250%	10/1/20	350,000	383,250	(a)
Hiland Partners LP/Hiland Partners Finance Corp., Senior Notes	5.500%	5/15/22	180,000	182,700	(a)
Kinder Morgan Inc., Senior Secured Notes	5.625%	11/15/23	120,000	123,900	(a)
Kodiak Oil & Gas Corp., Senior Notes	8.125%	12/1/19	240,000	267,000
Lonestar Resources America Inc., Senior Notes	8.750%	4/15/19	90,000	91,350	(a)
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	470,000	521,700
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	6.500%	8/15/21	254,000	275,590
MEG Energy Corp., Senior Notes	6.500%	3/15/21	200,000	213,000	(a)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	90,000	96,075	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	180,000	198,900	(a)
Milagro Oil & Gas Inc., Secured Notes	10.500%	5/15/16	450,000	357,750	(e)
Murphy Oil USA Inc., Senior Notes	6.000%	8/15/23	220,000	233,200
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	190,000	200,450
New Gulf Resources LLC/NGR Finance Corp., Senior Secured Notes	11.750%	5/15/19	280,000	282,800
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	5.125%	7/15/19	380,000	382,850	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	7.500%	2/15/22	310,000	332,475	(a)
Peabody Energy Corp., Senior Notes	7.875%	11/1/26	240,000	252,600

See Notes to Financial Statements.

Western Asset Variable High Income Portfolio 2014 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Variable High Income Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	350,000	$337,942
PT Adaro Indonesia, Senior Notes	7.625%	10/22/19	140,000	147,525	(a)
Puma International Financing SA, Senior Bonds	6.750%	2/1/21	520,000	538,252	(a)
PVR Partners LP/Penn Virginia Resource Finance Corp. II, Senior Notes	6.500%	5/15/21	90,000	98,550
QEP Resources Inc., Senior Notes	6.875%	3/1/21	40,000	45,100
QEP Resources Inc., Senior Notes	5.375%	10/1/22	260,000	269,100
QEP Resources Inc., Senior Notes	5.250%	5/1/23	150,000	154,125
Quicksilver Resources Inc., Senior Notes	11.000%	7/1/21	260,000	264,550
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	220,000	218,900
Rice Energy Inc., Senior Notes	6.250%	5/1/22	250,000	256,562	(a)
Rose Rock Midstream LP/Rose Rock Finance Corp., Senior Notes	5.625%	7/15/22	190,000	192,850	(a)
Samson Investment Co., Senior Notes	10.750%	2/15/20	540,000	571,725	(a)
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	350,000	381,500	(a)
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	260,000	269,100	(a)
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	220,000	236,500	(a)
Sidewinder Drilling Inc., Senior Notes	9.750%	11/15/19	210,000	214,200	(a)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	7.500%	7/1/21	150,000	164,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.375%	8/1/22	233,000	254,552
Ultra Petroleum Corp., Senior Notes	5.750%	12/15/18	300,000	315,750	(a)
Westmoreland Coal Co./Westmoreland Partners, Senior Secured Notes	10.750%	2/1/18	170,000	182,963	(a)
Total Oil, Gas & Consumable Fuels				15,600,372
Total Energy				18,555,922
Financials — 8.6%
Banks — 4.8%
Bank of America Corp., Junior Subordinated Notes	5.200%	6/1/23	260,000	250,250	(f)(g)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	450,000	624,908	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	200,000	228,800
CIT Group Inc., Senior Notes	5.500%	2/15/19	270,000	293,456	(a)
CIT Group Inc., Senior Notes	5.375%	5/15/20	290,000	312,384
CIT Group Inc., Senior Notes	5.000%	8/1/23	340,000	348,925
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	150,000	153,467	(f)(g)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Junior Subordinated Notes	11.000%	6/30/19	155,000	208,505	(a)(f)(g)

See Notes to Financial Statements.

10	Western Asset Variable High Income Portfolio 2014 Semi-Annual Report

Western Asset Variable High Income Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Banks — continued
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	300,000		$355,875	(a)(f)(g)
JPMorgan Chase & Co., Junior Subordinated Bonds	5.150%	5/1/23	130,000		125,288	(f)(g)
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	300,000		305,006	(g)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	450,000		546,750	(f)(g)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	100,000		108,514
Royal Bank of Scotland NV, Subordinated Notes	7.750%	5/15/23	100,000		114,923
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	500,000	AUD	567,448	(a)(f)
Wells Fargo & Co., Junior Subordinated Bonds	5.900%	6/15/24	350,000		372,313	(f)(g)
Total Banks					4,916,812
Consumer Finance — 1.2%
First Cash Financial Services Inc., Senior Notes	6.750%	4/1/21	110,000		117,425	(a)
GMAC International Finance BV, Senior Bonds	7.500%	4/21/15	270,000	EUR	388,470	(k)
SLM Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	10,000		11,844
SLM Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	140,000		162,225
SLM Corp., Senior Notes	6.125%	3/25/24	250,000		254,062
Stearns Holdings Inc., Senior Secured Notes	9.375%	8/15/20	130,000		136,825	(a)
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	180,000		191,700	(a)
Total Consumer Finance					1,262,551
Diversified Financial Services — 1.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	250,000		254,688	(a)
Carlson Travel Holdings Inc., Senior Notes	7.500%	8/15/19	200,000		204,500	(a)
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Senior Secured Notes	8.875%	2/1/18	210,000		218,925
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	280,000		346,500
ZFS Finance USA Trust II, Bonds	6.450%	12/15/65	500,000		541,250	(a)(f)
Total Diversified Financial Services					1,565,863
Insurance — 0.4%
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	150,000		161,625	(a)
Liberty Mutual Group Inc., Junior Subordinated Bonds	7.800%	3/15/37	210,000		248,850	(a)
Total Insurance					410,475
Real Estate Investment Trusts (REITs) — 0.2%
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	5.875%	6/1/21	210,000		212,625	(a)
Real Estate Management & Development — 0.5%
Howard Hughes Corp., Senior Notes	6.875%	10/1/21	440,000		473,000	(a)
Total Financials					8,841,326

See Notes to Financial Statements.

Western Asset Variable High Income Portfolio 2014 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Variable High Income Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Health Care — 4.0%
Biotechnology — 0.2%
Grifols Worldwide Operations Ltd., Senior Notes	5.250%	4/1/22	200,000	$208,000	(a)
Health Care Equipment & Supplies — 0.9%
Alere Inc., Senior Subordinated Notes	6.500%	6/15/20	280,000	295,400
Lantheus Medical Imaging Inc., Senior Notes	9.750%	5/15/17	480,000	500,400
Teleflex Inc., Senior Notes	5.250%	6/15/24	170,000	172,125	(a)
Total Health Care Equipment & Supplies				967,925
Health Care Providers & Services — 2.4%
Acadia Healthcare Co. Inc., Senior Notes	12.875%	11/1/18	208,000	249,600
Acadia Healthcare Co. Inc., Senior Notes	6.125%	3/15/21	110,000	116,050
Acadia Healthcare Co. Inc., Senior Notes	5.125%	7/1/22	190,000	191,425	(a)
Catamaran Corp., Senior Bonds	4.750%	3/15/21	240,000	243,000
DJO Finance LLC/DJO Finance Corp., Senior Notes	9.875%	4/15/18	240,000	260,400
DJO Finance LLC/DJO Finance Corp., Senior Subordinated Notes	9.750%	10/15/17	80,000	84,200
ExamWorks Group Inc., Senior Notes	9.000%	7/15/19	400,000	442,000
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	5.875%	1/31/22	240,000	266,400	(a)
HCA Inc., Senior Notes	7.500%	2/15/22	90,000	104,063
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	530,000	566,437
Total Health Care Providers & Services				2,523,575
Pharmaceuticals — 0.5%
JLL/Delta Dutch Newco BV, Senior Notes	7.500%	2/1/22	290,000	301,237	(a)
Salix Pharmaceuticals Ltd., Senior Notes	6.000%	1/15/21	160,000	172,000	(a)
Total Pharmaceuticals				473,237
Total Health Care				4,172,737
Industrials — 16.7%
Aerospace & Defense — 2.3%
Alliant Techsystems Inc., Senior Notes	5.250%	10/1/21	250,000	259,375	(a)
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	460,000	477,250	(a)
Ducommun Inc., Senior Notes	9.750%	7/15/18	380,000	424,768
Erickson Inc., Secured Notes	8.250%	5/1/20	444,000	458,430
GenCorp Inc., Secured Notes	7.125%	3/15/21	170,000	186,575
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	130,000	133,575	(a)
TransDigm Inc., Senior Subordinated Notes	6.000%	7/15/22	330,000	339,487	(a)
Triumph Group Inc., Senior Notes	5.250%	6/1/22	130,000	130,813	(a)
Total Aerospace & Defense				2,410,273

See Notes to Financial Statements.

12	Western Asset Variable High Income Portfolio 2014 Semi-Annual Report

Western Asset Variable High Income Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Airlines — 2.7%
Air Canada, Pass-Through Trust, Secured Notes	6.625%	5/15/18	120,000	$124,824	(a)
America West Airlines, Pass-Through Certificates, Secured Notes	7.100%	4/2/21	104,323	115,798
American Airlines, Pass-Through Trust, Secured Notes	7.000%	1/31/18	202,568	220,799	(a)
American Airlines, Pass-Through Trust, Secured Notes	6.125%	7/15/18	220,000	234,300	(a)
American Airlines, Pass-Through Trust, Secured Notes	5.625%	1/15/21	194,142	200,937	(a)
American Airlines, Pass-Through Trust, Senior Secured Notes	5.600%	7/15/20	282,589	296,718	(a)
Delta Air Lines Inc., Pass-Through Certificates	8.954%	8/10/14	56,013	56,433
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	105,118	122,463
Delta Air Lines Inc., Pass-Through Trust, Secured Notes	6.875%	5/7/19	188,376	210,039	(a)
Delta Air Lines Inc., Secured Notes	6.375%	1/2/16	190,000	203,300	(a)
Hawaiian Airlines, Pass-Through Certificates, Senior Secured Bonds	4.950%	1/15/22	270,000	269,676
United Airlines Inc., Pass Through Trust, Secured Notes	4.750%	4/11/22	350,000	357,875
United Airlines Inc., Pass-Through Certificates, Secured Bond	5.375%	8/15/21	160,000	166,400
US Airways, Pass-Through Trust, Secured Bonds	6.750%	6/3/21	105,534	115,296
US Airways, Pass-Through Trust, Senior Secured Bonds	5.375%	11/15/21	120,000	124,200
Total Airlines				2,819,058
Building Products — 0.7%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	2/15/21	230,000	230,575	(a)
Griffon Corp., Senior Notes	5.250%	3/1/22	400,000	399,000
Reliance Intermediate Holdings LP, Senior Secured Notes	9.500%	12/15/19	100,000	108,500	(a)
Total Building Products				738,075
Commercial Services & Supplies — 2.2%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	80,000	84,500	(a)
JM Huber Corp., Senior Notes	9.875%	11/1/19	230,000	263,062	(a)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	340,000	364,650
RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Notes	8.250%	2/1/21	120,000	134,100
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	7.750%	4/15/20	346,000	379,735	(a)
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	7.750%	4/15/20	65,000	71,338	(a)
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	400,000	416,500
West Corp., Senior Notes	5.375%	7/15/22	550,000	545,875	(a)
Total Commercial Services & Supplies				2,259,760

See Notes to Financial Statements.

Western Asset Variable High Income Portfolio 2014 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Variable High Income Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Construction & Engineering — 1.4%
Ausdrill Finance Pty Ltd., Senior Notes	6.875%	11/1/19	350,000	$328,125	(a)
Michael Baker Holdings LLC/Micahel Baker Finance Corp., Senior Notes	8.875%	4/15/19	420,000	422,100	(a)(c)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	370,000	395,900	(a)
Modular Space Corp., Secured Notes	10.250%	1/31/19	290,000	305,950	(a)
Total Construction & Engineering				1,452,075
Electrical Equipment — 0.7%
International Wire Group Holdings Inc., Senior Secured Notes	8.500%	10/15/17	240,000	261,600	(a)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	210,000	224,700	(a)
Wesco Distribution Inc., Senior Notes	5.375%	12/15/21	190,000	194,750	(a)
Total Electrical Equipment				681,050
Machinery — 1.3%
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	170,000	183,600	(a)
Dematic SA/DH Services Luxembourg Sarl, Senior Notes	7.750%	12/15/20	540,000	581,850	(a)
Global Brass and Copper Inc., Senior Secured Notes	9.500%	6/1/19	300,000	343,500
SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	130,000	146,250	(a)
Vander Intermediate Holding II Corp., Senior Notes	9.750%	2/1/19	60,000	64,050	(a)(c)
Total Machinery				1,319,250
Marine — 1.2%
Horizon Lines LLC, Secured Notes	13.000%	10/15/16	331,471	309,926	(c)
Horizon Lines LLC, Senior Secured Notes	11.000%	10/15/16	285,000	286,781
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	300,000	315,000	(a)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	250,000	271,875
Total Marine				1,183,582
Professional Services — 0.2%
Ceridian LLC/Comdata Inc., Senior Notes	8.125%	11/15/17	220,000	222,750	(a)
Road & Rail — 1.5%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	270,000	292,950	(a)
Florida East Coast Holdings Corp., Senior Notes	9.750%	5/1/20	100,000	106,125	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	190,000	201,163	(a)
Jack Cooper Holdings Corp., Senior Secured Notes	9.250%	6/1/20	450,000	496,687	(a)
Jurassic Holdings III Inc., Secured Notes	6.875%	2/15/21	170,000	173,825	(a)
Quality Distribution LLC/QD Capital Corp., Secured Notes	9.875%	11/1/18	248,000	266,600
Total Road & Rail				1,537,350

See Notes to Financial Statements.

14	Western Asset Variable High Income Portfolio 2014 Semi-Annual Report

Western Asset Variable High Income Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Trading Companies & Distributors — 1.0%
Ashtead Capital Inc., Senior Secured Notes	6.500%	7/15/22	290,000	$318,275	(a)
Emeco Pty Ltd., Senior Secured Notes	9.875%	3/15/19	200,000	206,250	(a)
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	300,000	333,000
Rexel SA, Senior Notes	5.250%	6/15/20	210,000	219,450	(a)
Total Trading Companies & Distributors				1,076,975
Transportation — 1.3%
Hapag-Lloyd AG, Senior Notes	9.750%	10/15/17	290,000	312,475	(a)
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	390,000	405,600	(a)(c)
Syncreon Group BV/Syncreon Global Finance US Inc., Senior Notes	8.625%	11/1/21	360,000	367,200	(a)
Watco Cos., LLC/Watco Finance Corp., Senior Notes	6.375%	4/1/23	280,000	287,000	(a)
Total Transportation				1,372,275
Transportation Infrastructure — 0.2%
Global Ship Lease Inc., Senior Secured Notes	10.000%	4/1/19	200,000	216,000	(a)
Total Industrials				17,288,473
Information Technology — 2.5%
Electronic Equipment, Instruments & Components — 0.2%
KEMET Corp., Senior Secured Notes	10.500%	5/1/18	50,000	53,125
Sanmina Corp., Senior Secured Notes	4.375%	6/1/19	190,000	190,238	(a)
Total Electronic Equipment, Instruments & Components				243,363
Internet Software & Services — 0.3%
Ancestry.com Inc., Senior Notes	9.625%	10/15/18	110,000	114,262	(a)(c)
Ancestry.com Inc., Senior Notes	11.000%	12/15/20	150,000	176,625
Bankrate Inc., Senior Notes	6.125%	8/15/18	40,000	42,650	(a)
Total Internet Software & Services				333,537
IT Services — 1.4%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	250,000	255,000	(a)
First Data Corp., Secured Notes	8.750%	1/15/22	180,000	199,575	(a)(c)
First Data Corp., Senior Notes	12.625%	1/15/21	450,000	555,187
First Data Corp., Senior Subordinated Notes	11.750%	8/15/21	202,000	240,633
Interactive Data Corp., Senior Notes	5.875%	4/15/19	160,000	163,200	(a)
Total IT Services				1,413,595
Software — 0.6%
Activision Blizzard Inc., Senior Notes	5.625%	9/15/21	160,000	172,800	(a)
Audatex North America Inc., Senior Notes	6.000%	6/15/21	50,000	53,625	(a)
Audatex North America Inc., Senior Notes	6.125%	11/1/23	90,000	96,525	(a)

See Notes to Financial Statements.

Western Asset Variable High Income Portfolio 2014 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Variable High Income Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Software — continued
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	230,000		$237,475	(a)
Total Software					560,425
Total Information Technology					2,550,920
Materials — 9.4%
Chemicals — 1.4%
Axiall Corp., Senior Notes	4.875%	5/15/23	150,000		149,812
Eagle Spinco Inc., Senior Subordinated Notes	4.625%	2/15/21	100,000		100,250
Hexion US Finance Corp., Senior Secured Notes	6.625%	4/15/20	210,000		223,650
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	150,000		154,500	(a)(c)
Kerling PLC, Senior Secured Notes	10.625%	2/1/17	189,000	EUR	275,079	(a)
KP Germany Erste GmbH, Senior Secured Notes	11.625%	7/15/17	110,000	EUR	170,204	(a)
KP Germany Erste GmbH, Senior Secured Notes	11.625%	7/15/17	100,000	EUR	154,731	(k)
Momentive Performance Materials Inc., Senior Secured Notes	8.875%	10/15/20	60,000		64,350
Styrolution Group GmbH, Senior Secured Notes	7.625%	5/15/16	132,000	EUR	187,417	(k)
Total Chemicals					1,479,993
Construction Materials — 0.4%
American Builders & Contractors Supply Co. Inc., Senior Notes	5.625%	4/15/21	380,000		394,250	(a)
Containers & Packaging — 2.6%
Ardagh Finance Holdings SA, Senior Notes	8.625%	6/15/19	230,000		238,050	(a)(c)
Ardagh Packaging Finance PLC, Senior Secured Notes	7.375%	10/15/17	200,000	EUR	288,923	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	9.125%	10/15/20	460,000		509,450	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	7.000%	11/15/20	49,412		51,388	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	6/30/21	200,000		200,750	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	3.231%	12/15/19	310,000		310,775	(a)(f)
Exopack Holdings SA, Senior Notes	7.875%	11/1/19	200,000		215,000	(a)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	190,000		207,100
Pactiv LLC, Senior Notes	7.950%	12/15/25	10,000		10,750
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Notes	9.875%	8/15/19	400,000		445,000
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.750%	10/15/20	170,000		180,200
Total Containers & Packaging					2,657,386

See Notes to Financial Statements.

16	Western Asset Variable High Income Portfolio 2014 Semi-Annual Report

Western Asset Variable High Income Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Metals & Mining — 3.5%
AuRico Gold Inc., Secured Notes	7.750%	4/1/20	190,000		$189,050	(a)
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	250,000		246,875	(a)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	310,000		313,100
Essar Steel Minnesota LLC, Senior Secured Notes	11.500%	5/15/20	260,000		263,900	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	6.875%	2/1/18	180,000		189,450	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	8.250%	11/1/19	80,000		87,400	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	6.875%	4/1/22	380,000		408,975	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	320,000		140,800	(a)(d)(e)
Mirabela Nickel Ltd., Senior Notes	8.750%	4/15/18	230,000		55,200	(a)(e)
Molycorp Inc., Senior Secured Notes	10.000%	6/1/20	170,000		157,250
Prince Mineral Holding Corp., Senior Secured Notes	12.000%	12/15/19	120,000		135,900	(a)
Rain CII Carbon LLC/CII Carbon Corp., Senior Secured Notes	8.250%	1/15/21	250,000		263,750	(a)
Ryerson Inc./Joseph T. Ryerson & Son Inc., Senior Secured Notes	9.000%	10/15/17	260,000		278,850
Schaeffler Holding Finance BV, Senior Secured Notes	6.875%	8/15/18	290,000	EUR	418,937	(a)(c)
St. Barbara Ltd., Senior Secured Notes	8.875%	4/15/18	300,000		249,750	(a)
Thompson Creek Metals Co. Inc., Senior Notes	12.500%	5/1/19	200,000		227,000
Total Metals & Mining					3,626,187
Paper & Forest Products — 1.5%
Appvion Inc., Secured Notes	9.000%	6/1/20	650,000		649,188	(a)
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	430,000		425,700
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes	11.750%	1/15/19	430,000		454,725
Total Paper & Forest Products					1,529,613
Total Materials					9,687,429
Telecommunication Services — 5.1%
Diversified Telecommunication Services — 3.2%
CenturyLink Inc., Senior Notes	6.450%	6/15/21	220,000		239,800
CenturyLink Inc., Senior Notes	5.800%	3/15/22	40,000		41,850
Cincinnati Bell Telephone Co., Senior Debentures	6.300%	12/1/28	70,000		67,900
Cogent Communications Holdings Inc., Senior Secured Notes	8.375%	2/15/18	520,000		557,700	(a)
Intelsat Jackson Holdings SA, Senior Bonds	5.500%	8/1/23	400,000		399,500
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	120,000		131,850
Level 3 Financing Inc., Senior Notes	8.625%	7/15/20	520,000		585,000
TW Telecom Holdings Inc., Senior Notes	5.375%	10/1/22	200,000		219,500
TW Telecom Holdings Inc., Senior Notes	6.375%	9/1/23	360,000		410,400
Windstream Corp., Senior Notes	7.750%	10/1/21	110,000		120,725

See Notes to Financial Statements.

Western Asset Variable High Income Portfolio 2014 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Variable High Income Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Telecommunication Services — continued
Windstream Corp., Senior Notes	7.500%	4/1/23	460,000	$500,250
Windstream Corp., Senior Notes	6.375%	8/1/23	90,000	91,575
Total Diversified Telecommunication Services				3,366,050
Wireless Telecommunication Services — 1.9%
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	730,000	846,800
Sprint Corp., Senior Notes	7.875%	9/15/23	590,000	657,850	(a)
Sprint Corp., Senior Notes	7.125%	6/15/24	30,000	31,875	(a)
VimpelCom Holdings BV, Senior Notes	5.950%	2/13/23	410,000	407,437	(a)
Total Wireless Telecommunication Services				1,943,962
Total Telecommunication Services				5,310,012
Utilities — 4.3%
Electric Utilities — 1.5%
AES Red Oak LLC, Secured Notes	9.200%	11/30/29	530,000	590,950
GenOn REMA LLC, Pass-Through Certificates	9.237%	7/2/17	569,991	601,341
GenOn REMA LLC, Pass-Through Certificates	9.681%	7/2/26	210,000	228,375
Midwest Generation LLC, Pass-Through Certificates	8.560%	1/2/16	167,216	171,814	(e)
Total Electric Utilities				1,592,480
Gas Utilities — 0.6%
Southern Natural Gas Co., Senior Notes	8.000%	3/1/32	130,000	178,286
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.500%	6/1/24	460,000	466,900
Total Gas Utilities				645,186
Independent Power and Renewable Electricity Producers — 2.2%
AES Corp., Senior Notes	4.875%	5/15/23	300,000	298,500
AES Corp., Senior Notes	5.500%	3/15/24	60,000	61,650
Atlantic Power Corp., Senior Notes	9.000%	11/15/18	30,000	31,575
Calpine Corp., Senior Secured Notes	7.500%	2/15/21	456,000	495,330	(a)
Dynegy Roseton LLC/Dynegy Danskammer LLC Pass-Through Trust, Secured Bonds	7.670%	8/11/16	140,000	0	(b)(d)(h)
First Wind Holdings Inc., Senior Secured Notes	10.250%	6/1/18	610,000	654,225	(a)
Foresight Energy LLC/Foresight Energy Corp., Senior Notes	7.875%	8/15/21	360,000	387,000	(a)
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	282,545	318,570
Total Independent Power and Renewable Electricity Producers				2,246,850
Total Utilities				4,484,516
Total Corporate Bonds & Notes (Cost — $87,258,906)				91,629,473

See Notes to Financial Statements.

18	Western Asset Variable High Income Portfolio 2014 Semi-Annual Report

Western Asset Variable High Income Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Convertible Bonds & Notes — 0.3%
Materials — 0.3%
Metals & Mining — 0.3%
Mirabela Nickel Ltd., Senior Secured Bonds (Cost — $260,000)	9.500%	6/20/19	260,000	$260,000	(a)(b)
Municipal Bonds — 0.1%
Puerto Rico — 0.1%
Puerto Rico Commonwealth, GO (Cost — $130,248)	8.000%	7/1/35	140,000	123,332
Senior Loans — 3.9%
Consumer Discretionary — 1.1%
Hotels, Restaurants & Leisure — 0.6%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	290,000	295,075	(i)(j)
Stockbridge SBE Holdings LLC, Term Loan B	13.000%	5/2/17	330,000	367,950	(i)(j)
Total Hotels, Restaurants & Leisure				663,025
Specialty Retail — 0.5%
Camping World Inc., Term Loan	5.750%	2/20/20	335,750	339,107	(i)(j)
Gymboree Corp., Initial Term Loan	5.000%	2/23/18	140,000	120,517	(i)(j)
Total Specialty Retail				459,624
Total Consumer Discretionary				1,122,649
Consumer Staples — 0.1%
Food Products — 0.1%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	120,000	116,550	(i)(j)
Health Care — 0.9%
Health Care Equipment & Supplies — 0.2%
Immucor Inc., REFI Term Loan B2	5.000%	8/17/18	175,090	176,349	(i)(j)
Health Care Providers & Services — 0.7%
CRC Health Corp., Second Lien Term Loan	9.000%	9/28/21	200,000	202,125	(i)(j)
Physiotherapy Associates Holdings Inc., Exit Term Loan	10.000%	10/10/16	240,000	238,800	(d)(i)(j)
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	260,000	261,625	(i)(j)
Total Health Care Providers & Services				702,550
Total Health Care				878,899
Industrials — 0.5%
Machinery — 0.5%
Intelligrated Inc., Second Lien Term Loan	10.500%	1/30/20	520,000	528,450	(i)(j)
Materials — 0.2%
Chemicals — 0.2%
Kronos Inc., Second Lien Term Loan	9.750%	4/30/20	230,000	238,433	(i)(j)

See Notes to Financial Statements.

Western Asset Variable High Income Portfolio 2014 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Variable High Income Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Utilities — 1.1%
Independent Power and Renewable Electricity Producers — 1.1%
Energy Future Intermediate Holding Co. LLC, DIP Term Loan	4.250%	6/10/16	1,176,974		$1,186,243	(i)(j)
Total Senior Loans (Cost — $3,971,873)					4,071,224
Sovereign Bonds — 0.6%
Mexico — 0.6%
United Mexican States, Bonds (Cost — $593,502)	6.500%	6/9/22	7,188,000	MXN	590,279

			Shares
Common Stocks — 3.1%
Consumer Discretionary — 0.2%
Automobiles — 0.2%
Ford Motor Co.			11,570		199,467
Hotels, Restaurants & Leisure — 0.0%
Bossier Casino Venture Holdco Inc.			22,038		44,076	*(b)(d)
Media — 0.0%
New Cotai LLC/New Cotai Capital Corp., Class B Shares			1		0	*(b)(d)(h)
Total Consumer Discretionary					243,543
Energy — 0.9%
Energy Equipment & Services — 0.9%
KCAD Holdings I Ltd.			108,106,087		892,956	*(b)(d)
Financials — 0.7%
Banks — 0.6%
Citigroup Inc.			6,981		328,805
JPMorgan Chase & Co.			4,380		252,375
Total Banks					581,180
Real Estate Management & Development — 0.1%
Realogy Holdings Corp.			2,825		106,531	*
Total Financials					687,711
Health Care — 0.1%
Health Care Providers & Services — 0.1%
Physiotherapy Associates Holdings Inc.			3,500		168,000	*(b)(d)
Industrials — 1.2%
Marine — 1.2%
DeepOcean Group Holding AS			33,669		1,155,722	*(b)(d)
Horizon Lines Inc., Class A Shares			223,758		89,481	*
Total Industrials					1,245,203

See Notes to Financial Statements.

20	Western Asset Variable High Income Portfolio 2014 Semi-Annual Report

Western Asset Variable High Income Portfolio

Security	Rate	Shares	Value
Materials — 0.0%
Metals & Mining — 0.0%
Mirabela Nickel Ltd.		137,518	$4,126	*
Total Common Stocks (Cost — $3,594,781)			3,241,539
Convertible Preferred Stocks — 0.1%
Materials — 0.1%
Metals & Mining — 0.1%
ArcelorMittal (Cost — $60,000)	6.000%	2,400	53,976
Preferred Stocks — 1.9%
Financials — 1.9%
Banks — 0.2%
Santander Finance Preferred SA Unipersonal	10.500%	260	274,544	(f)
Consumer Finance — 1.0%
GMAC Capital Trust I	8.125%	36,969	1,009,254	(f)
Diversified Financial Services — 0.7%
Citigroup Capital XIII	7.875%	25,825	715,352	(f)
Total Preferred Stocks (Cost — $1,847,736)			1,999,150

	Expiration Date	Warrants
Warrants — 0.1%
Jack Cooper Holdings Corp.	12/15/17	668	103,540	*(a)
Jack Cooper Holdings Corp.	5/6/18	297	46,035	*(a)
Total Warrants (Cost — $16,238)			149,575
Total Investments — 98.7% (Cost — $97,733,284#)			102,118,548
Other Assets in Excess of Liabilities — 1.3%			1,294,405
Total Net Assets — 100.0%			$103,412,953

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(d)	Illiquid security.

(e)	The coupon payment on these securities is currently in default as of June 30, 2014.

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Value is less than $1.

See Notes to Financial Statements.

Western Asset Variable High Income Portfolio 2014 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Variable High Income Portfolio

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AUD	—Australian Dollar
EUR	—Euro
GO	—General Obligation
MXN	—Mexican Peso

See Notes to Financial Statements.

22	Western Asset Variable High Income Portfolio 2014 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2014

Assets:
Investments, at value (Cost — $97,733,284)	$102,118,548
Foreign currency, at value (Cost — $21,494)	21,590
Cash	1,408,234
Interest and dividends receivable	1,740,131
Receivable for securities sold	583,813
Deposits with brokers for centrally cleared swap contracts	212,019
Unrealized appreciation on forward foreign currency contracts	29,373
Receivable from broker — variation margin on centrally cleared swaps	4,451
Prepaid expenses	541
Other assets	3,695
Total Assets	106,122,395

Liabilities:
Payable for securities purchased	2,489,502
Payable for Portfolio shares repurchased	103,254
Investment management fee payable	50,961
Trustees’ fees payable	101
Accrued expenses	65,624
Total Liabilities	2,709,442
Total Net Assets	$103,412,953

Net Assets:
Par value (Note 5)	$162
Paid-in capital in excess of par value	127,144,608
Undistributed net investment income	3,178,985
Accumulated net realized loss on investments, swap contracts and foreign currency transactions	(31,266,377)
Net unrealized appreciation on investments, swap contracts and foreign currencies	4,355,575
Total Net Assets	$103,412,953

Shares Outstanding	16,169,695

Net Asset Value	$6.40

See Notes to Financial Statements.

Western Asset Variable High Income Portfolio 2014 Semi-Annual Report	23

Statement of operations (unaudited)

For the Six Months Ended June 30, 2014

Investment Income:
Interest	$3,779,487
Dividends	80,004
Less: Foreign taxes withheld	(98)
Total Investment Income	3,859,393

Expenses:
Investment management fee (Note 2)	314,279
Shareholder reports	28,509
Audit and tax	21,189
Legal fees	12,860
Fund accounting fees	5,438
Transfer agent fees	3,127
Custody fees	2,224
Insurance	1,577
Trustees’ fees	927
Miscellaneous expenses	1,444
Total Expenses	391,574
Net Investment Income	3,467,819

Realized and Unrealized Gain (Loss) on Investments, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	1,588,439
Swap contracts	(123,224)
Foreign currency transactions	(55,559)
Net Realized Gain	1,409,656
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	697,019
Swap contracts	33,839
Foreign currencies	65,596
Change in Net Unrealized Appreciation (Depreciation)	796,454
Net Gain on Investments, Swap Contracts and Foreign Currency Transactions	2,206,110
Increase in Net Assets From Operations	$5,673,929

See Notes to Financial Statements.

24	Western Asset Variable High Income Portfolio 2014 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2014 (unaudited) and the Year Ended December 31, 2013	2014	2013

Operations:
Net investment income	$3,467,819	$7,998,148
Net realized gain	1,409,656	2,859,564
Change in net unrealized appreciation (depreciation)	796,454	(742,594)
Increase in Net Assets from Operations	5,673,929	10,115,118

Distributions to Shareholders From (Note 1):
Net investment income	(300,005)	(7,850,013)
Decrease in Net Assets from Distributions to Shareholders	(300,005)	(7,850,013)

Portfolio Share Transactions (Note 5):
Net proceeds from sale of shares	481,857	1,767,220
Reinvestment of distributions	300,005	7,850,013
Cost of shares repurchased	(10,988,290)	(23,743,448)
Decrease in Net Assets from Portfolio Share Transactions	(10,206,428)	(14,126,215)
Decrease in Net Assets	(4,832,504)	(11,861,110)

Net Assets:
Beginning of period	108,245,457	120,106,567
End of period*	$103,412,953	$108,245,457
*Includesundistributed net investment income of:	$3,178,985	$11,171

See Notes to Financial Statements.

Western Asset Variable High Income Portfolio 2014 Semi-Annual Report	25

Financial highlights

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
	2014[1,2]	2013[1]	2012[1]	2011	2010	2009[3]	2009[4]

Net asset value, beginning of period	$6.08	$6.00	$5.54	$5.95	$5.63	$5.97	$4.91

Income (loss) from operations:
Net investment income	0.20	0.44	0.47	0.55	0.61	0.13	0.65
Net realized and unrealized gain (loss)	0.14	0.11	0.52	(0.41)	0.32	0.15	1.12
Total income from operations	0.34	0.55	0.99	0.14	0.93	0.28	1.77

Less distributions from:
Net investment income	(0.02)	(0.47)	(0.53)	(0.55)	(0.61)	(0.62)	(0.71)
Total distributions	(0.02)	(0.47)	(0.53)	(0.55)	(0.61)	(0.62)	(0.71)

Net asset value, end of period	$6.40	$6.08	$6.00	$5.54	$5.95	$5.63	$5.97
Total return[5]	5.40%	9.21%	17.88%	2.40%	16.63%	4.75%	45.22%

Net assets, end of period (millions)	$103	$108	$120	$126	$158	$164	$161

Ratios to average net assets:
Gross expenses	0.75%[6]	0.74%	0.72%	0.68%	0.68%	0.77%[6]	0.75%
Net expenses[7,8]	0.75 [6]	0.74	0.72	0.68	0.68	0.77 [6]	0.75
Net investment income	6.62 [6]	6.97	7.86	8.01	9.15	11.80 [6]	12.46

Portfolio turnover rate	38%	75%	76%	68%	97%	13%	67%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2014 (unaudited).

[3]	For the period November 1, 2009 through December 31, 2009.

[4]	For the year ended October 31.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

See Notes to Financial Statements.

26	Western Asset Variable High Income Portfolio 2014 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Variable High Income Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

Western Asset Variable High Income Portfolio 2014 Semi-Annual Report	27

Notes to financial statements (cont’d) (unaudited)

adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

28	Western Asset Variable High Income Portfolio 2014 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Corporate bonds & notes:
Consumer discretionary	—	$16,487,431	$634,199		$17,121,630
Utilities	—	4,484,516	0	*	4,484,516
Other corporate bonds & notes	—	70,023,327	—		70,023,327
Convertible bonds & notes	—	—	260,000		260,000
Municipal bonds	—	123,332	—		123,332
Senior loans	—	4,071,224	—		4,071,224
Sovereign bonds	—	590,279	—		590,279
Common stocks:
Consumer discretionary	$199,467	—	44,076		243,543
Energy	—	—	892,956		892,956
Health care	—	—	168,000		168,000
Industrials	89,481	—	1,155,722		1,245,203
Other common stocks	691,837	—	—		691,837
Convertible preferred stocks	53,976	—	—		53,976
Preferred stocks	1,724,606	274,544	—		1,999,150
Warrants	—	149,575	—		149,575
Total investments	$2,759,367	$96,204,228	$3,154,953		$102,118,548
Other financial instruments:
Forward foreign currency contracts	—	$29,373	—		$29,373
Total	$2,759,367	$96,233,601	$3,154,953		$102,147,921

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Other financial instruments:
Centrally cleared credit default swaps on credit indices — buy protection	—	$59,311	—		$59,311

†	See Schedule of Investments for additional detailed categorizations.

*	Value is less than $1.

Western Asset Variable High Income Portfolio 2014 Semi-Annual Report	29

Notes to financial statements (cont’d) (unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES
Investments in Securities	Consumer Discretionary	Energy	Materials	Utilities		Convertible Bonds & Notes		Total
Balance as of December 31, 2013	$562,130	$581,017	$40,000	$0	*	$0	*	$1,183,147
Accrued premiums/discounts	3,025	1,336	—	—		—		4,361
Realized gain (loss)[1]	—	—	19,999	—		—		19,999
Change in unrealized appreciation (depreciation)[2]	4,802	(15,825)	—	—		—		(11,023)
Purchases	64,242	43,905	20,001	—		260,000		388,148
Sales	—	—	(80,000)	—		—		(80,000)
Transfers into Level 3	—	—	—	—		—		—
Transfers out of Level 3[3]	—	(610,433)	—	—		—		(610,433)
Balance as of June 30, 2014	$634,199	—	—	$0	*	$260,000		$894,199
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2014[2]	$4,802	—	—	—		—		$4,802

	COMMON STOCKS
Investments in Securities	Consumer Discretionary	Energy	Healthcare	Industrials	Total
Balance as of December 31, 2013	$44,076	$921,712	—	$1,109,579	$2,075,367
Accrued premiums/discounts	—	—	—	—	—
Realized gain (loss)[1]	—	—	—	—	—
Change in unrealized appreciation (depreciation)[2]	—	(28,756)	$(111,021)	46,143	(93,634)
Purchases	—	—	279,021	—	279,021
Sales	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3[3]	—	—	—	—	—
Balance as of June 30, 2014	$44,076	$892,956	$168,000	$1,155,722	$2,260,754
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2014[2]	—	$(28,756)	$(111,021)	$46,143	$(93,634)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Value is less than $1.

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

30	Western Asset Variable High Income Portfolio 2014 Semi-Annual Report

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment (e.g., broker quotes, pricing services, net asset values).

	Fair Value at 6/30/14 (000’s)	Valuation Technique(s)	Unobservable Input(s)	Range/Weighted Average	Impact to Valuation from an Increase in Input*
Common Stock	$1,156	Market Approach	EBITDA Multiple	7.77x	Increase

*	This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Portfolio does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Western Asset Variable High Income Portfolio 2014 Semi-Annual Report	31

Notes to financial statements (cont’d) (unaudited)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Forward foreign currency contracts. The Portfolio enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Swap agreements. The Portfolio invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market (“OTC Swaps”) or may be executed on a registered exchange (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Portfolio has credit exposure to the counterparties of OTC Swaps.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Portfolio’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule

32	Western Asset Variable High Income Portfolio 2014 Semi-Annual Report

of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are recognized as a realized gain or loss in the Statement of Operations.

The Portfolio’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2014, the Portfolio did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the six months ended June 30, 2014, see Note 4.

Credit default swaps

The Portfolio enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Portfolio may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Portfolio has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Portfolio could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to

Western Asset Variable High Income Portfolio 2014 Semi-Annual Report	33

Notes to financial statements (cont’d) (unaudited)

the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Portfolio’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty). As the protection seller, the Portfolio’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(f) Loan participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(g) Unfunded loan commitments. The Portfolio may enter into certain credit agreements where all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. As of June 30, 2014, the Portfolio had no unfunded loan commitments outstanding.

34	Western Asset Variable High Income Portfolio 2014 Semi-Annual Report

(h) Credit and market risk. The Portfolio invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(i) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Portfolio may invest in certain securities or engage in other transactions, where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Portfolio’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.

The Portfolio has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Portfolio’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Western Asset Variable High Income Portfolio 2014 Semi-Annual Report	35

Notes to financial statements (cont’d) (unaudited)

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of June 30, 2014, the Portfolio did not have any open derivative transactions with credit related contingent features in a net liability position.

(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(l) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(m) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(n) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2014, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and

36	Western Asset Variable High Income Portfolio 2014 Semi-Annual Report

federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(o) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Portfolio’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.60% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. Western Asset Limited provides certain subadvisory services related to currency transactions and investments in non-U.S. dollar-denominated securities and related foreign currency instruments. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio. In turn, Western Asset pays Western Asset Limited a subadvisory fee of 0.30% on the assets managed by Western Asset Limited.

As a result of an expense limitation arrangement between the Portfolio and LMPFA, the ratio of expenses other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Portfolio did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

The investment manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive distributor.

Western Asset Variable High Income Portfolio 2014 Semi-Annual Report	37

Notes to financial statements (cont’d) (unaudited)

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$40,035,824	—
Sales	46,294,818	$68,750

At June 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,131,474
Gross unrealized depreciation	(1,746,210)
Net unrealized appreciation	$4,385,264

At June 30, 2014, the Portfolio had the following open forward foreign currency contracts:

Foreign Currency	Counterparty	Local Currency	Market Value	Settlement Date	Unrealized Appreciation
Contracts to Sell:
Euro	Royal Bank of Scotland PLC	1,304,000	$1,785,857	8/14/14	$29,373

At June 30, 2014, the Portfolio had the following open swap contract:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Made by the Portfolio†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Credit Suisse (Markit CDX.NA.HY.22 Index)	$4,059,000	6/20/19	5.000% quarterly	$(352,838)	$(293,527)	$(59,311)

[1]

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

38	Western Asset Variable High Income Portfolio 2014 Semi-Annual Report

4. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2014.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$29,373

LIABILITY DERIVATIVES[1]
Credit Risk
Centrally cleared swap contracts[2]	$59,311

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the six months ended June 30, 2014. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Credit Risk	Total
Swap contracts	—	$(123,224)	$(123,224)
Forward foreign currency contracts[1]	$(58,941)	—	(58,941)
Total	$(58,941)	$(123,224)	$(182,165)

[1]	Net realized gain (loss) from forward foreign currency contracts is reported in net realized gain (loss) from foreign currency transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Credit Risk	Total
Swap contracts	—	$33,839	$33,839
Forward foreign currency contracts[1]	$66,528	—	66,528
Total	$66,528	$33,839	$100,367

[1]

The change in unrealized appreciation (depreciation) from forward foreign currency contracts is reported in the change in net unrealized appreciation (depreciation) from foreign currencies in the Statement of Operations.

Western Asset Variable High Income Portfolio 2014 Semi-Annual Report	39

Notes to financial statements (cont’d) (unaudited)

During the six months ended June 30, 2014, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Forward foreign currency contracts (to buy)[1]	$88,737
Forward foreign currency contracts (to sell)	1,877,484

Average Notional Balance
Credit default swap contracts (to buy protection)	$4,088,286

[1]	At June 30, 2014, there were no open positions held in this derivative.

The following table presents by financial instrument, the Portfolio’s derivative assets net of the related collateral received by the Portfolio at June 30, 2014:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Forward foreign currency contracts	$29,373	—	$29,373
Centrally cleared swap contracts[2]	4,451	—	4,451
Total	$33,824	—	$33,824

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

5. Shares of beneficial interest

At June 30, 2014, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.

Transactions in shares of the Portfolio were as follows:

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
Shares sold	76,729	277,241
Shares issued on reinvestment	47,245	1,294,276
Shares repurchased	(1,761,573)	(3,772,828)
Net decrease	(1,637,599)	(2,201,311)

6. Capital loss carryforward

As of December 31, 2013, the Portfolio had the following net capital loss carryforwards remaining:

Year of Expiration	Amount
12/31/2015	$(8,961,078)
12/31/2016	(20,466,624)
12/31/2018	(3,098,143)
$(32,525,845)

These amounts will be available to offset any future taxable capital gains.

40	Western Asset Variable High Income Portfolio 2014 Semi-Annual Report

Western Asset

Variable High Income Portfolio

Trustees

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Kenneth D. Fuller

President

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Chair

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent*

Boston Financial Data Services, Inc. 2000 Crown Colony Drive Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP 345 Park Avenue New York, NY 10154

*	Effective on or about September 8, 2014, BNY Mellon Investment Servicing (US) Inc. will serve as the Portfolio’s transfer agent.

Western Asset Variable High Income Portfolio

The Portfolio is a separate investment series of Legg Mason Partners Variable Income Trust, a Maryland statutory trust.

Western Asset Variable High Income Portfolio

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Portfolio at 1-887-721-1926.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 1-887-721-1926, (2) on the Portfolio’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Variable High Income Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2014 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2014 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD04231 8/14 SR14-2268

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	August 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	August 21, 2014

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 21, 2014